Share Capital (Details) - Schedule of Assumptions Fair Value of the Warrants - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Assumptions Fair Value of the Warrants [Line Items]
Risk-free interest rate	3.93%	3.93%	3.93%
Expected life of warrants	3 years 4 months 17 days	5 years	3 years 8 months 8 days	5 years
Expected dividend yield
Volatility	132.65%	132.65%	132.65%
Weighted average fair value per warrant (in Dollars per share)				$ 4.16
Minimum [Member]
Schedule of Assumptions Fair Value of the Warrants [Line Items]
Risk-free interest rate				2.14%
Volatility				96.90%
Minimum [Member] | Warrant [Member]
Schedule of Assumptions Fair Value of the Warrants [Line Items]
Risk-free interest rate			4.13%	3.99%
Expected life of warrants			2 years 21 days	3 years 21 days
Volatility				119.00%
Maximum [Member]
Schedule of Assumptions Fair Value of the Warrants [Line Items]
Risk-free interest rate				4.03%
Volatility				112.40%
Maximum [Member] | Warrant [Member]
Schedule of Assumptions Fair Value of the Warrants [Line Items]
Risk-free interest rate			4.49%	4.22%
Expected life of warrants			4 years 9 months 18 days	5 years 18 days
Volatility				124.90%
Warrant [Member]
Schedule of Assumptions Fair Value of the Warrants [Line Items]
Expected dividend yield
Volatility			132.78%
Weighted average fair value per warrant (in Dollars per share)			$ 4.69